LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

		Group
	2025	2024
	£m	£m
Loans secured on residential properties	170,478	168,561
Corporate loans	20,620	18,741
Finance leases	4,251	4,222
Other unsecured loans	5,566	6,601
Accrued interest and other adjustments	765	799
Amounts due from fellow Banco Santander subsidiaries and joint ventures	5,043	4,813
Loans and advances to customers	206,723	203,737
Credit impairment loss allowances on loans and advances to customers	(730)	(785)
Residual value and voluntary termination provisions on finance leases	(27)	(23)
Net loans and advances to customers	205,966	202,929

Disclosure of Finance Lease and Hire Purchase Contract Receivables	Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2025			2024
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,362	(202)	1,160	1,400	(208)	1,192
Later than one year and not later than two years	1,337	(202)	1,135	1,423	(215)	1,208
Later than two years and not later than three years	1,086	(164)	922	1,220	(184)	1,036
Later than three years and not later than four years	972	(147)	825	721	(109)	612
Later than four years and not later than five years	135	(21)	114	115	(17)	98
Later than five years	112	(17)	95	90	(14)	76
	5,004	(753)	4,251	4,969	(747)	4,222

Disclosure of Maturity Analysis of Operating Lease Payments	At 31 December 2025 and 2024, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2025	2024
	£m	£m
No later than one year	20	27
Later than one year and not later than two years	17	22
Later than two years and not later than three years	13	17
Later than three years and not later than four years	7	8
Later than four years and not later than five years	5	5
Later than five years	13	12
	75	91